Accounts Payable and Provision (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Short-term Debt [Line Items]
Trade payables	$ 196.3	$ 206.1	$ 158.3
Accruals	301.1	275.4	219.9
Payroll and other compensation	67.5	64.9	72.8
Leave pay accrual	68.3	71.8	61.8
Dividends payable	3.0	8.4
Foreign levies payable		10.8
Short term portion of deferred income and mining tax	8.4	13.5	7.7
Other	21.9	17.0	31.4
Accounts payable and provisions	669.9	670.6	551.9
South Deep Gold Mine
Short-term Debt [Line Items]
Dividends payable	$ 3.4	$ 2.7